RELATED PARTY TRANSACTIONS - Lock-Up Agreement (Details) - Lock-Up Agreement	Jul. 29, 2020 shares
Chief Executive Officer
Related Party Transaction [Line Items]
Warrants transferred (in shares)	538,912
Chief Operating Officer
Related Party Transaction [Line Items]
Warrants transferred (in shares)	538,911